Document and Entity Information	Aug. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001582961
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	DigitalOcean Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40252
Entity Tax Identification Number	45-5207470
Entity Address, Address Line One	105 Edgeview Drive
Entity Address, Address Line Two	Suite 425
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(646)
Local Phone Number	827-4366
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.000025 per share
Trading Symbol	DOCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false